BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 16:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:
	December 31,
	2016	2015
Other accounts payable and accrued expenses:

Long Term Loan(*)	$831	$-
DBSI (see Note 12f(1))	$53	$53

(*)On March 29, 2016 the board of directors approved to repay the Capital Note issued By Shagrir Group to the Company on December 2015, in the amount of NIS 8,000. In addition, the board of directors approved to convert NIS 4,100 to Shagrir Group equity and NIS 3,100 Shagrir group will issue as Capital Note for 5 years without any interest.

b.	Transactions with related parties:
	Year ended
	December 31,
	2016	2015	2014

Management fees to DBSI (see Note 12f(1))	$180	$180	$180
Sales to related parties	$106	$52	$45
Purchase from related parties	$847	$145	$830